SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5)		12 Months Ended				14 Months Ended
	May. 20, 2015 CNY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)	May. 19, 2015	Mar. 31, 2015 CNY (¥)	Jul. 07, 2009 CNY (¥)	Oct. 27, 2006 CNY (¥)
Assets and liabilities
Accounts receivable, net		$ 7,767,389		¥ 68,353,075			¥ 48,150,046
Prepayment and other current assets		3,953,097		15,092,674			24,505,249
Total current assets		50,484,056		398,092,847			312,950,666
Equity method investments		5,763,808					35,729,848
Property and equipment, net		10,117,821		55,814,182			62,720,375
Other assets		1,917,687		4,524,858			11,887,740
Total assets		73,438,344		491,236,724			455,244,300
Accrued expenses and other payables		8,778,097		68,766,143			54,415,425
Deferred revenues		3,507,458		8,383,327			21,742,735
Total current liabilities and total liabilities		12,570,074		79,344,852			77,921,892
Net revenue and net income (loss)
Net revenue		56,486,179	¥ 350,157,824	384,668,378	¥ 366,675,495
Net income (loss)		3,719,265	23,055,720	27,276,435	23,207,990
Cash flows
Net cash provided by (used in) operating activities		7,396,714	45,852,235	37,343,760	67,777,743
Net cash used in investing activities		(8,510,959)	(52,759,443)	(13,959,185)	(7,966,826)
Net cash used in financing activities		$ (10,269,513)	(63,660,710)	(700,409)	(26,574,151)
VIE
Assets and liabilities
Cash				33,698,280			18,397,974
Accounts receivable, net				19,564,392			23,145,899
Prepayment and other current assets				1,455,916			5,228,560
Amounts due from related parties				3,815,811			25,159
Total current assets				58,534,399			46,797,592
Equity method investments				0			35,729,848
Property and equipment, net				894,182			562,021
Other assets				0			8,171,895
Total assets				59,428,581			91,261,356
Accrued expenses and other payables				14,280,824			15,011,489
Amounts due to related parties				9,708,450			19,436,997
Deferred revenues				1,308,993			731,490
Total current liabilities and total liabilities				25,298,267			35,179,976
Net revenue and net income (loss)
Net revenue			154,454,044	100,204,186	24,960,260
Net income (loss)			21,951,065	13,224,130	(10,495,582)
Cash flows
Net cash provided by (used in) operating activities			22,655,696	21,829,320	(13,227,174)
Net cash used in investing activities			¥ (37,956,001)	(249,904)	(1,128,140)
Assets pledged or collateralized							0
VIE
Variable Interest Entity
Legal ownership interest (as a percent)						0.00%
Consideration/proceeds for transferring VIE to ATA Learning and Zhongxiao Zhixing	¥ 10,000,000
Percentage of equity interest that can be acquired as per exclusive purchase option		100.00%	100.00%
VIE | Technical support agreement and strategic consulting service agreement
Variable Interest Entity
Amount billed			¥ 18,000,000	8,000,000	12,600,000
Amount collected				¥ 0	¥ 12,600,000		8,000,000
VIE | Technical support agreement
Variable Interest Entity
Term of agreement		10 years	10 years
Remaining term of agreement		1 year 7 months 6 days	1 year 7 months 6 days
Automatic renewal term of the agreement		1 year	1 year
Notice period prior to expiration of agreement		30 days	30 days
VIE | Strategic consulting service agreement
Variable Interest Entity
Term of agreement		20 years	20 years
Remaining term of agreement		11 years 7 months 6 days	11 years 7 months 6 days
Automatic renewal term of the agreement		1 year	1 year
Notice period prior to expiration of agreement		30 days	30 days
VIE | Call option and cooperation agreement
Variable Interest Entity
Notice period prior to expiration of agreement		30 days	30 days
VIE | Equity holders: Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang
Variable Interest Entity
Equity investment by co-founders in Variable Interest Entity							10,000,000
VIE | Equity holders: Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang | Loan agreements
Variable Interest Entity
Interest free loans to VIE's equity holders for the sole purpose of investing in VIE as VIE's registered capital							¥ 10,000,000
Term of agreement		10 years	10 years
VIE | Equity holders: Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang | Loan on October 27, 2006
Variable Interest Entity
Interest free loans to VIE's equity holders for the sole purpose of investing in VIE as VIE's registered capital									¥ 1,000,000
VIE | Equity holders: Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang | Loan on July 7, 2009
Variable Interest Entity
Interest free loans to VIE's equity holders for the sole purpose of investing in VIE as VIE's registered capital								¥ 9,000,000
VIE | Equity holders: Mr. Kevin Xiaofeng Ma and Mr. Walter Lin Wang | Equity pledge agreement
Variable Interest Entity
Remaining term of agreement		11 years 7 months 6 days	11 years 7 months 6 days